LEASE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
LEASE LIABILITIES
Schedule of Future minimum lease payments
	Troika Gower	Troika LaBrea	Corporate Englewood	Mission US Brooklyn	Mission US Manhattan	Mission UK London	Undiscounted Cash Flows
Discount rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%

2021	310,000	838,000	14,000	602,000	93,000	166,000	2,023,000
2022	536,000	-	55,000	460,000	-	677,000	1,728,000
2023	558,000	-	19,000	497,000	-	677,000	1,751,000
2024	580,000	-	-	509,000	-	677,000	1,766,000
2025	346,000	-	-	522,000	-	677,000	1,545,000
2026	-	-	-	535,000	-	564,000	1,099,000
2027	-	-	-	455,000	-	-	455,000

Total undiscounted minimum future payments	2,330,000	838,000	88,000	3,580,000	93,000	3,438,000	10,367,000
Imputed interest	(185,000)	-	(4,000)	(392,000)	(93,000)	(444,000)	(1,118,000)
Total operating lease liabilities	$2,145,000	$838,000	$84,000	$3,188,000	$-	$2,994,000	$9,249,000
Short-term lease liabilities	$610,000	$838,000	$52,000	$899,000	$-	$523,000	$2,922,000
Long-term lease liabilities	$1,535,000	$-	$32,000	$2,289,000	$-	$2,471,000	$6,327,000

	Troika Gower	Troika LaBrea	Corporate Englewood	Mission US Brooklyn	Mission US Manhattan	Mission UK London	Undiscounted Cash Flows
Discount rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%

2021	$605,000	$733,000	$54,000	$557,000	$251,000	484,000	$2,684,000
2022	536,000	-	55,000	460,000	-	608,000	1,659,000
2023	558,000	-	19,000	497,000	-	608,000	1,682,000
2024	580,000	-	-	509,000	-	608,000	1,697,000
2025	346,000	-	-	522,000	-	608,000	1,476,000
2026	-	-	-	535,000	-	507,000	1,042,000
2027	-	-	-	455,000	-	-	455,000

Total undiscounted minimum future payments	2,625,000	733,000	128,000	3,535,000	251,000	3,423,000	10,695,000
Imputed interest	(307,000)	-	(9,000)	(597,000)	(7,000)	(517,000)	(1,437,000)
Total operating lease liabilities	$2,318,000	$733,000	$119,000	$2,938,000	$244,000	$2,906,000	$9,258,000
Short-term lease liabilities	$492,000	$733,000	$48,000	$409,000	$244,000	$329,000	$2,255,000
Long-term lease liabilities	$1,826,000	$-	$71,000	$2,529,000	$-	$2,577,000	$7,003,000

Schedule of operating leases
March 31, 2021
Weighted average remaining lease term in years	3.4 years
Weighted average discount rate	10.8%

Year Ended June 30, 2020
Weighted average remaining lease term in years	3.9 years
Weighted average discount rate	13.4%

Summary of the rental income
	2020	2019
Troika Design	$186,000	$298,000
Mission US	292,000	378,000
Mission UK	213,000	85,000
	$691,000	$761,000